Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,119,650		£ 1,113,200
Financial assets designated at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,700		11,700	£ 11,700
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	680,053		658,934
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	686,683	[1]	665,975
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,630		£ 7,041
Financial assets at amortised cost [member] | Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	149,300			129,900
Financial assets at amortised cost [member] | Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 24			£ 12

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24m . This comprises £ 12 m ECL on £ 148.5 bn Stage 1 assets, £ 2 m on £ 0.8 bn S tage 2 fair value through other comprehensive income asset s cash collateral and settlement assets and £10m on £10m Stage 3 other assets.